T. ROWE PRICE Extended Equity Market Index Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.4%
COMMUNICATION SERVICES  4.3%
Diversified Telecommunication Services  0.5%
AST SpaceMobile (1)(2) 26,118 1,282
Cogent Communications Holdings  6,476 248
Frontier Communications Parent (2) 26,052 973
GCI Liberty, Class A (2) 657 25
GCI Liberty, Class A, EC (2)(3) 21,362 —
GCI Liberty, Class C (2) 3,152 117
Globalstar (2) 9,226 336
IDT, Class B  4,278 224
Iridium Communications  17,509 306
Liberty Global, Class A (2) 24,245 278
Liberty Global, Class C (2) 18,680 219
Liberty Latin America, Class C (2) 15,146 128
Lumen Technologies (2) 141,961 869
Shenandoah Telecommunications  16,721 224
Uniti Group (2) 21,161 130
5,359
Entertainment  2.0%
AMC Entertainment Holdings, Class A (2) 51,181 148
Cinemark Holdings  14,640 410
Liberty Media Corp-Liberty Formula One, Class A (2) 5,561 529
Liberty Media Corp-Liberty Formula One, Class C (2) 30,371 3,172
Liberty Media Corp-Liberty Live, Class A (2) 2,414 228
Liberty Media Corp-Liberty Live, Class C (2) 6,646 644
Lionsgate Studios (2) 29,663 205
Madison Square Garden Entertainment (2) 6,783 307
Madison Square Garden Sports (2) 2,513 570
Playtika Holding  20,600 80
ROBLOX, Class A (2) 86,309 11,956
Roku (2) 17,234 1,726
Skillz (1)(2) 19,852 159
Sphere Entertainment (1)(2) 6,818 424
Starz Entertainment (1)(2) 8,970 132
Warner Music Group, Class A  20,701 705
21,395
Interactive Media & Services  1.0%
Angi (2) 6,382 104
Cargurus (2) 14,001 521
Cars.com (2) 12,320 151

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
fuboTV (2) 60,300 250
IAC (2) 6,234 212
MediaAlpha, Class A (2) 10,994 125
Pinterest, Class A (2) 86,226 2,774
Reddit, Class A (2) 16,176 3,720
Rumble (1)(2) 17,800 129
Shutterstock  5,900 123
Snap, Class A (2) 144,220 1,112
TripAdvisor (2) 14,600 238
Trump Media & Technology Group (2) 13,035 214
Vimeo (2) 21,036 163
Yelp (2) 8,192 256
Ziff Davis (2) 4,444 169
ZoomInfo Technologies (2) 30,733 335
10,596
Media  0.7%
Cable One (1) 535 95
DoubleVerify Holdings (2) 27,954 335
EchoStar, Class A (2) 17,827 1,361
Gray Media  31,300 181
Ibotta, Class A (1)(2) 2,386 67
John Wiley & Sons, Class A  7,356 298
Liberty Broadband, Class A (2) 3,286 208
Liberty Broadband, Class C (2) 15,760 1,001
Magnite (2) 23,458 511
New York Times, Class A  20,326 1,167
Nexstar Media Group  4,269 844
PubMatic, Class A (2) 13,200 109
Sinclair (1) 11,410 172
Sirius XM Holdings  25,624 596
TechTarget (2) 8,000 47
TEGNA  9,938 202
Thryv Holdings (2) 11,122 134
7,328
Wireless Telecommunication Services  0.1%
Array Digital Infrastructure  2,857 143
Gogo (2) 18,063 155
Telephone & Data Systems  14,570 572
870
Total Communication Services 45,548

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY  11.0%
Automobile Components  0.9%
Adient (2) 14,100 340
Autoliv  11,062 1,366
BorgWarner  22,008 967
Dana  12,205 245
Dorman Products (2) 3,907 609
Fox Factory Holding (2) 6,800 165
Gentex  28,146 797
Gentherm (2) 6,000 204
Goodyear Tire & Rubber (2) 26,531 198
LCI Industries  4,295 400
Lear  6,261 630
Mobileye Global, Class A (2) 13,164 186
Modine Manufacturing (2) 7,576 1,077
Motorcar Parts of America (2) 11,900 197
Patrick Industries  5,545 573
Phinia  6,482 373
QuantumScape (2) 45,180 557
Standard Motor Products  5,388 220
Stoneridge (2) 21,236 162
Visteon  4,292 514
XPEL (2) 4,700 155
9,935
Automobiles  0.3%
Harley-Davidson  17,135 478
Lucid Group (1)(2) 16,015 381
Rivian Automotive, Class A (1)(2) 111,277 1,634
Thor Industries  7,514 779
Winnebago Industries  3,781 126
3,398
Broadline Retail  0.9%
Coupang (2) 186,716 6,012
Dillard's, Class A (1) 400 246
Etsy (1)(2) 14,220 944
Kohl's  22,042 339
Macy's  36,858 661
Ollie's Bargain Outlet Holdings (2) 8,767 1,125
9,327

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Distributors  0.0%
A-Mark Precious Metals  4,771 123
123
Diversified Consumer Services  1.1%
ADT  36,484 318
Adtalem Global Education (2) 6,276 969
Bright Horizons Family Solutions (2) 7,692 835
Carriage Services  6,600 294
Clear Secure, Class A  14,457 482
Duolingo (2) 5,688 1,831
Frontdoor (2) 10,887 733
Graham Holdings, Class B  340 400
Grand Canyon Education (2) 4,386 963
H&R Block  20,045 1,014
Laureate Education (2) 23,158 730
Service Corp. International  22,831 1,900
Strategic Education  4,020 346
Stride (2) 6,578 980
Universal Technical Institute (2) 6,699 218
12,013
Hotels, Restaurants & Leisure  2.7%
Aramark  38,732 1,487
BJ's Restaurants (2) 2,975 91
Bloomin' Brands  17,943 129
Boyd Gaming  10,092 872
Brinker International (2) 5,440 689
Caesars Entertainment (2) 23,746 642
Canterbury Park Holding (1) 6,213 101
Cava Group (2) 13,343 806
Cheesecake Factory (1) 5,840 319
Choice Hotels International (1) 2,330 249
Churchill Downs  9,598 931
Cracker Barrel Old Country Store  3,900 172
Dave & Buster's Entertainment (2) 6,800 124
Denny's (1)(2) 34,865 182
Dine Brands Global  6,600 163
DraftKings, Class A (2) 67,733 2,533
Dutch Bros, Class A (2) 19,684 1,030
Flutter Entertainment (2) 23,417 5,948
Hilton Grand Vacations (2) 8,961 375
Hyatt Hotels, Class A  5,790 822
Jack in the Box (1) 4,600 91

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Life Time Group Holdings (2) 16,802 464
Light & Wonder (2) 12,586 1,057
Marriott Vacations Worldwide  4,752 316
Papa John's International  5,845 281
Penn Entertainment (2) 22,081 425
Planet Fitness, Class A (2) 12,872 1,336
Pursuit Attractions and Hospitality (2) 7,325 265
Red Robin Gourmet Burgers (1)(2) 23,500 161
Red Rock Resorts, Class A  7,631 466
Shake Shack, Class A (2) 5,185 485
Six Flags Entertainment (2) 11,051 251
Sweetgreen, Class A (2) 15,852 127
Texas Roadhouse  8,710 1,447
Travel + Leisure  10,868 647
United Parks & Resorts (2) 4,767 247
Vail Resorts (1) 4,374 654
Wendy's  31,039 284
Wingstop  4,562 1,148
Wyndham Hotels & Resorts  8,575 685
28,502
Household Durables  1.3%
Cavco Industries (2) 1,213 704
Century Communities  4,065 258
Champion Homes (2) 7,259 554
Cricut, Class A (1) 13,400 84
Flexsteel Industries (1) 2,994 139
Green Brick Partners (2) 6,308 466
Helen of Troy (2) 3,300 83
Hovnanian Enterprises, Class A (2) 1,384 178
Installed Building Products  3,887 959
iRobot (1)(2) 22,600 81
KB Home  9,407 599
La-Z-Boy  7,961 273
Leggett & Platt  11,147 99
LGI Homes (2) 3,930 203
Lovesac (1)(2) 5,600 95
M/I Homes (2) 3,260 471
Meritage Homes  8,500 616
Newell Brands  46,505 244
Somnigroup International  24,181 2,039
Sonos (2) 21,901 346
Taylor Morrison Home (2) 11,488 758
Toll Brothers  13,377 1,848

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
TopBuild (2) 3,992 1,560
Tri Pointe Homes (2) 16,119 548
Universal Electronics (2) 15,100 70
Whirlpool  6,030 474
13,749
Leisure Products  0.3%
Acushnet Holdings (1) 5,075 398
Brunswick  7,663 485
Funko, Class A (2) 10,100 35
Malibu Boats, Class A (1)(2) 4,300 140
Marine Products (1) 11,600 103
Mattel (2) 46,731 786
Peloton Interactive, Class A (2) 49,131 442
Polaris  8,209 477
Topgolf Callaway Brands (2) 20,700 197
YETI Holdings (2) 13,451 446
3,509
Specialty Retail  3.0%
Abercrombie & Fitch, Class A (2) 6,976 597
Academy Sports & Outdoors  10,803 540
Advance Auto Parts  10,436 641
American Eagle Outfitters  12,577 215
Asbury Automotive Group (2) 2,421 592
AutoNation (2) 3,194 699
Bath & Body Works  35,413 912
Boot Barn Holdings (2) 4,782 792
Burlington Stores (2) 8,899 2,265
Caleres  6,430 84
Carvana (2) 18,894 7,128
Chewy, Class A (2) 30,182 1,221
Dick's Sporting Goods  7,538 1,675
Five Below (2) 8,524 1,319
Floor & Decor Holdings, Class A (2) 16,171 1,192
GameStop, Class A (2) 55,355 1,510
Gap  25,858 553
Genesco (2) 5,100 148
Group 1 Automotive  2,103 920
Guess?  8,920 149
Lithia Motors  3,192 1,009
Monro  11,100 199
Murphy USA  2,631 1,022
National Vision Holdings (2) 15,322 447

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
ODP (2) 8,312 231
Penske Automotive Group  2,304 401
PetMed Express (1)(2) 38,500 97
RealReal (1)(2) 24,400 259
Revolve Group (2) 8,700 185
RH (2) 2,394 486
Sally Beauty Holdings (2) 15,300 249
Signet Jewelers  6,243 599
Sleep Number (1)(2) 7,500 53
Sonic Automotive, Class A  2,562 195
Stitch Fix, Class A (2) 33,100 144
Upbound Group  7,450 176
Urban Outfitters (2) 7,100 507
Valvoline (2) 20,044 720
Victoria's Secret (2) 11,124 302
Warby Parker, Class A (2) 5,332 147
Wayfair, Class A (2) 14,755 1,318
31,898
Textiles, Apparel & Luxury Goods  0.5%
Capri Holdings (2) 14,840 296
Carter's  5,889 166
Columbia Sportswear  3,462 181
Crocs (2) 7,772 649
Figs, Class A (2) 19,600 131
G-III Apparel Group (2) 9,000 240
Hanesbrands (2) 33,306 220
Kontoor Brands  6,756 539
Levi Strauss, Class A  4,202 98
Movado Group  6,705 127
Oxford Industries  2,200 89
PVH  5,982 501
Steven Madden  9,656 323
Superior Group  12,443 133
Under Armour, Class A (1)(2) 18,600 93
Under Armour, Class C (1)(2) 20,100 97
VF  47,329 683
Wolverine World Wide  15,200 417
4,983
Total Consumer Discretionary 117,437
CONSUMER STAPLES  2.7%
Beverages  0.3%
Boston Beer, Class A (2) 1,200 254

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Celsius Holdings (2) 22,632 1,301
Coca-Cola Consolidated  8,720 1,022
National Beverage (2) 3,696 136
Primo Brands  32,672 722
Willamette Valley Vineyards (2) 10,850 39
3,474
Consumer Staples Distribution & Retail  1.4%
Albertsons, Class A  44,631 782
Andersons  7,287 290
BJ's Wholesale Club Holdings (2) 17,934 1,672
Casey's General Stores  5,028 2,842
Chefs' Warehouse (2) 5,800 338
Grocery Outlet Holding (2) 16,832 270
Ingles Markets, Class A  3,900 271
Maplebear (2) 24,674 907
Performance Food Group (2) 20,452 2,128
PriceSmart  3,450 418
Sprouts Farmers Market (2) 14,021 1,526
U.S. Foods Holding (2) 30,626 2,347
United Natural Foods (2) 9,300 350
14,141
Food Products  0.6%
B&G Foods (1) 31,500 140
Calavo Growers  9,163 236
Cal-Maine Foods  6,143 578
Darling Ingredients (2) 19,036 588
Flowers Foods  33,083 432
Fresh Del Monte Produce  8,200 285
Freshpet (2) 6,430 354
Ingredion  8,072 986
J & J Snack Foods  2,740 263
John B. Sanfilippo & Son  2,942 189
Marzetti  2,417 418
Pilgrim's Pride  6,387 260
Post Holdings (2) 6,155 661
Simply Good Foods (2) 14,785 367
TreeHouse Foods (2) 7,943 160
Utz Brands  15,300 186
Vital Farms (2) 6,200 255
6,358
Household Products  0.1%
Central Garden & Pet (2) 4,813 157

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Central Garden & Pet, Class A (2) 10,652 315
Energizer Holdings  9,250 230
Spectrum Brands Holdings  3,493 184
WD-40  2,193 433
1,319
Personal Care Products  0.3%
BellRing Brands (2) 17,142 623
Coty, Class A (2) 28,748 116
Edgewell Personal Care  8,050 164
elf Beauty (2) 8,399 1,113
Interparfums  3,289 323
Lifevantage (1) 8,300 81
Nu Skin Enterprises, Class A  15,316 187
USANA Health Sciences (2) 5,200 143
2,750
Tobacco  0.0%
Universal  3,808 213
213
Total Consumer Staples 28,255
ENERGY  3.7%
Energy Equipment & Services  0.9%
Archrock  21,788 573
Atlas Energy Solutions (1) 9,736 111
Cactus, Class A  6,981 276
DMC Global (2) 8,000 68
Expro Group Holdings (2) 23,809 283
Flowco Holdings, Class A  9,188 136
Forum Energy Technologies (2) 5,499 147
Helix Energy Solutions Group (2) 15,300 100
Helmerich & Payne  13,926 308
Kodiak Gas Services  9,927 367
Liberty Energy  23,880 295
Nabors Industries (1)(2) 8,200 335
Noble  11,854 335
NOV  37,575 498
Oceaneering International (2) 15,768 391
Oil States International (2) 23,678 143
Patterson-UTI Energy  48,051 249
Solaris Energy Infrastructure  3,369 135
TechnipFMC  64,371 2,539
TETRA Technologies (2) 30,241 174
Tidewater (2) 7,911 422

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Transocean (2) 105,220 328
Valaris (2) 7,900 385
Weatherford International  14,014 959
9,557
Oil, Gas & Consumable Fuels  2.8%
Antero Midstream  41,150 800
Antero Resources (2) 34,645 1,163
California Resources  11,159 593
Centrus Energy, Class A (1)(2) 3,293 1,021
Cheniere Energy  29,664 6,970
Chord Energy  6,670 663
Civitas Resources  8,508 276
CNX Resources (2) 19,445 625
Comstock Resources (2) 14,200 282
Core Natural Resources  7,865 657
Crescent Energy, Class A  15,920 142
CVR Energy  7,000 255
Delek U.S. Holdings  12,107 391
Dorian LPG  7,169 214
DT Midstream  11,438 1,293
Green Plains (2) 15,871 139
Gulfport Energy (2) 1,864 337
HF Sinclair  26,014 1,362
International Seaways  5,000 230
Kinetik Holdings (1) 2,016 86
Magnolia Oil & Gas, Class A  28,971 692
Matador Resources  16,689 750
Murphy Oil  15,571 442
Northern Oil & Gas (1) 11,268 279
Ovintiv  38,149 1,540
Par Pacific Holdings (2) 11,000 390
PBF Energy, Class A  15,346 463
Peabody Energy  16,937 449
Permian Resources  104,386 1,336
Range Resources  36,100 1,359
REX American Resources (2) 7,910 242
SandRidge Energy  8,738 99
SM Energy  18,058 451
Talos Energy (2) 14,800 142
Uranium Energy (2) 87,842 1,172
Venture Global, Class A  57,757 820
Viper Energy, Class A  29,051 1,110
Vitesse Energy (1) 6,283 146

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
World Kinect (1) 10,990 285
29,666
Total Energy 39,223
FINANCIALS  16.0%
Banks  5.8%
1st Source  5,161 318
Amalgamated Financial  7,504 204
Ameris Bancorp  10,063 738
Arrow Financial  9,085 257
Associated Banc-Corp  28,723 738
Atlantic Union Bankshares  17,536 619
Axos Financial (2) 8,369 708
Banc of California  22,247 368
BancFirst  2,817 356
Bancorp (2) 7,786 583
Bank of Hawaii  5,166 339
Bank OZK  14,870 758
BankUnited  10,082 385
Banner  4,471 293
Beacon Financial  20,120 477
BOK Financial  4,052 452
Cadence Bank  20,783 780
Capitol Federal Financial  20,644 131
Cathay General Bancorp  7,294 350
City Holding  2,357 292
Columbia Banking System  43,487 1,119
Comerica  14,848 1,017
Commerce Bancshares  13,705 819
Community Financial System  9,592 562
ConnectOne Bancorp  11,183 277
Cullen/Frost Bankers  8,450 1,071
CVB Financial  26,609 503
Dime Community Bancshares  8,900 265
East West Bancorp  20,640 2,197
Eastern Bankshares  28,895 524
Enterprise Financial Services  4,053 235
First Bancorp North Carolina  8,897 471
First BanCorp Puerto Rico  36,988 816
First Busey  13,229 306
First Citizens BancShares, Class A  1,390 2,487
First Commonwealth Financial  17,900 305
First Community Bankshares  9,764 340
First Financial  2,319 131

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
First Financial Bancorp  13,000 328
First Financial Bankshares  19,107 643
First Hawaiian  14,873 369
First Horizon  72,942 1,649
First Interstate BancSystem, Class A  12,919 412
First Merchants  10,972 414
First United  7,901 291
Flagstar Financial  36,777 425
Flushing Financial  19,125 264
FNB  38,112 614
Fulton Financial  28,578 532
German American Bancorp  9,715 382
Glacier Bancorp  15,455 752
Hancock Whitney  12,355 774
Hilltop Holdings  6,936 232
Home BancShares  20,125 570
Hope Bancorp  25,700 277
Independent Bank  6,665 461
International Bancshares  7,972 548
Kearny Financial  29,937 197
Lakeland Financial  3,957 254
Live Oak Bancshares  6,400 225
Mechanics Bancorp, Class A (2) 8,965 119
Metropolitan Bank Holding  4,700 352
MVB Financial  12,408 311
National Bank Holdings, Class A  8,984 347
NBT Bancorp  6,411 268
Nicolet Bankshares  3,393 456
Northrim BanCorp  9,528 206
Northwest Bancshares  24,083 298
OceanFirst Financial  16,200 285
OFG Bancorp  12,892 561
Old National Bancorp  32,815 720
Park National  2,436 396
Peapack-Gladstone Financial  8,257 228
Peoples Bancorp  9,913 297
Pinnacle Financial Partners  8,927 837
Popular  11,770 1,495
Preferred Bank  3,072 278
Prosperity Bancshares  12,713 844
Provident Bancorp (2) 24,700 310
Provident Financial Services  16,823 324
Renasant  10,633 392

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
S&T Bancorp  9,203 346
Seacoast Banking  11,639 354
ServisFirst Bancshares  8,269 666
Simmons First National, Class A  16,979 325
Southside Bancshares  8,690 246
SOUTHSTATE BANK  10,953 1,083
Stock Yards Bancorp  5,580 391
Synovus Financial  22,400 1,099
Texas Capital Bancshares (2) 8,967 758
Tompkins Financial  4,323 286
Towne Bank  15,145 524
TriCo Bancshares  7,900 351
Triumph Financial (2) 3,465 173
TrustCo Bank  10,432 379
Trustmark  12,953 513
UMB Financial  8,192 970
United Bankshares  22,019 819
United Community Banks  16,137 506
Univest Financial  9,560 287
Valley National Bancorp  45,219 479
Veritex Holdings  9,000 302
WaFd  5,368 163
Washington Trust Bancorp  6,962 201
Webster Financial  28,249 1,679
WesBanco  13,991 447
West BanCorp  13,801 280
Westamerica BanCorp  5,346 267
Western Alliance Bancorp  17,910 1,553
Western New England Bancorp  24,863 299
Wintrust Financial  8,340 1,105
WSFS Financial  8,518 459
Zions Bancorp  17,153 971
60,809
Capital Markets  3.3%
Affiliated Managers Group  3,688 879
Ares Management, Class A  28,280 4,522
Artisan Partners Asset Management, Class A  9,764 424
BGC Group, Class A  49,221 466
Blue Owl Capital  68,861 1,166
Carlyle Group  34,847 2,185
Cohen & Steers  3,200 210
DigitalBridge Group  22,800 267
Donnelley Financial Solutions (2) 5,165 266

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Evercore, Class A  5,290 1,784
Federated Hermes  14,447 750
Galaxy Digital, Class A (2) 23,178 784
Hamilton Lane, Class A  6,522 879
Houlihan Lokey  6,397 1,313
Janus Henderson Group  18,652 830
Jefferies Financial Group  19,593 1,282
Lazard  18,495 976
LPL Financial Holdings  10,641 3,540
MarketAxess Holdings  4,428 772
Moelis, Class A  7,366 525
Morningstar  3,695 857
Piper Sandler  2,542 882
PJT Partners, Class A  3,024 537
SEI Investments  10,743 912
StepStone Group, Class A  10,977 717
Stifel Financial  12,682 1,439
StoneX Group (2) 8,857 894
TPG  21,109 1,213
Tradeweb Markets, Class A  17,858 1,982
Victory Capital Holdings, Class A  3,629 235
Virtu Financial, Class A  13,247 470
Virtus Investment Partners  2,122 403
WisdomTree (1) 25,737 358
34,719
Consumer Finance  1.1%
Ally Financial  33,289 1,305
Bread Financial Holdings  6,887 384
Credit Acceptance (1)(2) 900 420
Encore Capital Group (2) 5,000 209
Enova International (2) 3,339 384
EZCORP, Class A (1)(2) 17,751 338
FirstCash Holdings  4,824 764
Green Dot, Class A (2) 21,900 294
Navient  20,000 263
Nelnet, Class A  810 102
NerdWallet, Class A (2) 10,979 118
OneMain Holdings  19,645 1,109
PRA Group (2) 6,206 96
PROG Holdings  8,919 289
SLM  32,700 905
SoFi Technologies (2) 151,972 4,015

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Upstart Holdings (1)(2) 11,382 578
11,573
Financial Services  2.2%
Affirm Holdings (2) 34,729 2,538
AvidXchange Holdings (2) 28,900 288
Cannae Holdings  9,900 181
Corebridge Financial  42,576 1,365
Equitable Holdings  47,052 2,389
Essent Group  14,443 918
Euronet Worldwide (2) 6,167 542
EVERTEC  12,731 430
Federal Agricultural Mortgage, Class C  1,802 303
Flywire (2) 18,929 256
HA Sustainable Infrastructure Capital  15,050 462
Jackson Financial, Class A  7,750 785
Marqeta, Class A (2) 69,277 366
MGIC Investment  28,322 804
Mr. Cooper Group  9,616 2,027
NCR Atleos (2) 8,560 336
NMI Holdings, Class A (2) 7,911 303
Onity Group (2) 4,762 190
Payoneer Global (2) 64,779 392
PennyMac Financial Services  4,095 507
Radian Group  15,703 569
Remitly Global (2) 22,842 372
Rocket, Class A (1) 38,154 739
Shift4 Payments, Class A (1)(2) 8,698 673
Toast, Class A (2) 58,544 2,137
Voya Financial  17,101 1,279
Walker & Dunlop  4,982 417
Western Union  50,039 400
WEX (2) 4,889 770
22,738
Insurance  2.9%
Ambac Financial Group (2) 18,700 156
American Financial Group  8,879 1,294
Assured Guaranty  8,838 748
Ategrity Specialty Holdings (2) 900 18
Axis Capital Holdings  12,862 1,232
Baldwin Insurance Group (2) 9,351 264
Bowhead Specialty Holdings (2) 6,500 176
Brighthouse Financial (2) 9,283 493
CNA Financial  518 24

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
CNO Financial Group  18,631 737
eHealth (2) 9,700 42
Fidelity National Financial  31,991 1,935
First American Financial  14,377 924
Genworth Financial (2) 79,006 703
Goosehead Insurance, Class A  908 68
Hanover Insurance Group  6,691 1,215
Hippo Holdings (2) 6,500 235
Horace Mann Educators  8,351 377
James River Group Holdings  28,500 158
Kemper  10,111 521
Kinsale Capital Group  2,820 1,199
Lemonade (2) 10,100 541
Lincoln National  23,203 936
Markel Group (2) 1,623 3,102
MBIA (1)(2) 22,000 164
Mercury General  5,590 474
Old Republic International  27,671 1,175
Palomar Holdings (2) 4,755 555
Primerica  4,797 1,332
ProAssurance (2) 13,640 327
Reinsurance Group of America  7,848 1,508
RenaissanceRe Holdings  7,852 1,994
RLI  8,194 534
Root, Class A (2) 1,305 117
Ryan Specialty Holdings  12,552 707
Safety Insurance Group  3,486 246
Selective Insurance Group  6,712 544
Skyward Specialty Insurance Group (2) 7,589 361
Stewart Information Services  4,480 328
TWFG (1)(2) 9,286 255
United Fire Group  8,838 269
Unum Group  19,620 1,526
White Mountains Insurance Group  307 513
30,027
Mortgage Real Estate Investment Trusts  0.7%
ACRES Commercial Realty, REIT (1)(2) 13,145 278
AGNC Investment, REIT (1) 116,465 1,140
Annaly Capital Management, REIT  86,355 1,745
Apollo Commercial Real Estate Finance, REIT  8,500 86
Arbor Realty Trust, REIT  17,543 214
Ares Commercial Real Estate, REIT (1) 28,700 130
ARMOUR Residential REIT, REIT (1) 4,100 61

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Blackstone Mortgage Trust, Class A, REIT  16,827 310
BrightSpire Capital, REIT  31,500 171
Chimera Investment, REIT  12,033 159
Claros Mortgage Trust, REIT (1) 31,053 103
Ellington Financial, REIT (1) 14,005 182
Invesco Mortgage Capital, REIT  13,260 100
Ladder Capital, REIT  27,500 300
MFA Financial, REIT  28,122 259
PennyMac Mortgage Investment Trust, REIT (1) 21,600 265
Ready Capital, REIT (1) 13,636 53
Redwood Trust, REIT  33,367 193
Rithm Capital, REIT  80,906 922
Starwood Property Trust, REIT  31,262 606
TPG RE Finance Trust, REIT  26,100 223
Two Harbors Investment, REIT (1) 13,200 130
7,630
Total Financials 167,496
HEALTH CARE  12.1%
Biotechnology  5.8%
4D Molecular Therapeutics (1)(2) 24,189 210
89bio (2) 17,700 260
ACADIA Pharmaceuticals (2) 20,210 431
Adamas Pharmaceuticals, CVR (2)(3) 26,000 —
ADMA Biologics (2) 31,982 469
Agios Pharmaceuticals (2) 10,063 404
Akero Therapeutics (2) 13,875 659
Aldeyra Therapeutics (2) 35,091 183
Alkermes (2) 30,434 913
Alnylam Pharmaceuticals (2) 17,548 8,002
Amicus Therapeutics (2) 39,357 310
AnaptysBio (2) 5,239 160
Apellis Pharmaceuticals (2) 15,453 350
Apogee Therapeutics (2) 6,251 248
Arcellx (2) 6,335 520
Arcturus Therapeutics Holdings (1)(2) 9,300 171
Arcus Biosciences (2) 13,100 178
Ardelyx (2) 37,800 208
Arrowhead Pharmaceuticals (2) 15,971 551
Avidity Biosciences (2) 22,993 1,002
Beam Therapeutics (1)(2) 13,848 336
Bicara Therapeutics (2) 5,596 88
Biohaven (2) 14,525 218
BioMarin Pharmaceutical (2) 23,145 1,254

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Bridgebio Pharma (2) 20,142 1,046
C4 Therapeutics (2) 12,400 28
Cabaletta Bio (1)(2) 14,700 34
CareDx (2) 9,616 140
Cargo Therapeutics, CVR (1)(2)(3) 19,273 —
Catalyst Pharmaceuticals (2) 13,333 263
Celcuity (2) 4,428 219
Celldex Therapeutics (2) 11,125 288
CG oncology (2) 10,763 434
Cogent Biosciences (2) 20,100 289
Corbus Pharmaceuticals Holdings (1)(2) 12,572 159
CRISPR Therapeutics (2) 11,460 743
Cullinan Therapeutics (2) 16,384 97
Cytokinetics (2) 17,887 983
Day One Biopharmaceuticals (2) 17,862 126
Denali Therapeutics (2) 20,345 295
Disc Medicine (2) 5,499 363
Dyne Therapeutics (2) 20,700 262
Editas Medicine (2) 43,300 150
Emergent BioSolutions (2) 11,800 104
Entrada Therapeutics (2) 8,620 50
Exact Sciences (2) 28,907 1,582
Exelixis (2) 36,106 1,491
Generation Bio (2) 3,936 24
GRAIL (2) 4,886 289
Halozyme Therapeutics (2) 17,243 1,265
Ideaya Biosciences (2) 12,922 352
IGM Biosciences, CVR (2)(3) 12,085 —
Immunome (1)(2) 19,722 231
Immunovant (2) 8,863 143
Insmed (2) 29,371 4,230
Intellia Therapeutics (2) 14,363 248
Ionis Pharmaceuticals (2) 24,659 1,613
Iovance Biotherapeutics (1)(2) 40,671 88
Janux Therapeutics (2) 8,559 209
Karyopharm Therapeutics (1)(2) 10,886 71
Keros Therapeutics (2) 9,371 148
Krystal Biotech (2) 3,430 605
Kymera Therapeutics (2) 10,400 589
Kyverna Therapeutics (1)(2) 16,677 100
Lyell Immunopharma (1)(2) 6,557 106
Madrigal Pharmaceuticals (2) 2,677 1,228
MannKind (2) 30,592 164

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Metsera (2) 8,574 449
Mirum Pharmaceuticals (2) 6,722 493
Monte Rosa Therapeutics (1)(2) 27,309 202
Myriad Genetics (2) 12,396 90
Natera (2) 19,694 3,170
Neurocrine Biosciences (2) 15,102 2,120
Novavax (1)(2) 20,257 176
Nurix Therapeutics (2) 16,957 157
Nuvalent, Class A (2) 6,265 542
ORIC Pharmaceuticals (2) 10,266 123
Oruka Therapeutics (2) 10,471 201
Praxis Precision Medicines (2) 5,303 281
Protagonist Therapeutics (2) 9,285 617
Prothena (2) 21,981 215
PTC Therapeutics (2) 11,180 686
Recursion Pharmaceuticals, Class A (1)(2) 44,400 217
REGENXBIO (2) 14,321 138
Relay Therapeutics (2) 39,382 206
Replimune Group (2) 23,934 100
Revolution Medicines (2) 27,020 1,262
Rhythm Pharmaceuticals (2) 9,162 925
Rocket Pharmaceuticals (2) 32,596 106
Roivant Sciences (2) 57,565 871
Sana Biotechnology (1)(2) 22,300 79
Sarepta Therapeutics (2) 11,146 215
Scholar Rock Holding (2) 16,957 631
Sionna Therapeutics (2) 6,707 197
Soleno Therapeutics (2) 9,525 644
Spyre Therapeutics (1)(2) 8,942 150
Summit Therapeutics (1)(2) 20,988 434
Syndax Pharmaceuticals (2) 19,500 300
TG Therapeutics (2) 19,003 686
Travere Therapeutics (2) 12,000 287
Twist Bioscience (2) 8,313 234
Ultragenyx Pharmaceutical (2) 13,956 420
United Therapeutics (2) 6,313 2,646
Vaxcyte (2) 16,927 610
Vera Therapeutics (2) 12,389 360
Veracyte (2) 9,500 326
Vericel (2) 6,605 208
Viking Therapeutics (1)(2) 14,526 382
Viridian Therapeutics (2) 11,300 244
Voyager Therapeutics (2) 17,600 82

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Xencor (2) 20,736 243
60,699
Health Care Equipment & Supplies  1.4%
Artivion (2) 7,508 318
AtriCure (2) 9,700 342
Avanos Medical (2) 9,042 105
Beta Bionics (2) 4,758 95
ClearPoint Neuro (1)(2) 11,400 248
CONMED  4,941 232
DENTSPLY SIRONA  33,855 430
Embecta  9,800 138
Enovis (2) 10,784 327
Envista Holdings (2) 23,543 480
Glaukos (2) 6,710 547
Globus Medical, Class A (2) 16,241 930
Haemonetics (2) 6,774 330
ICU Medical (2) 2,810 337
Inogen (2) 17,500 143
Inspire Medical Systems (2) 4,081 303
Integer Holdings (2) 3,837 396
Integra LifeSciences Holdings (2) 9,900 142
iRhythm Technologies (2) 4,157 715
Kestra Medical Technologies (1)(2) 6,041 144
Lantheus Holdings (2) 11,105 570
LeMaitre Vascular  3,871 339
LivaNova (2) 6,500 340
Masimo (2) 6,641 980
Merit Medical Systems (2) 7,868 655
Neogen (2) 32,340 185
Novocure (2) 16,731 216
Omnicell (2) 7,612 232
OraSure Technologies (2) 31,882 102
Orthofix Medical (2) 11,780 172
Penumbra (2) 6,285 1,592
PROCEPT BioRobotics (2) 8,869 317
QuidelOrtho (2) 6,900 203
RxSight (2) 13,672 123
STAAR Surgical (2) 9,400 253
Tactile Systems Technology (2) 7,950 110
Tandem Diabetes Care (2) 11,259 137
Teleflex  4,693 574
TransMedics Group (2) 4,584 514
UFP Technologies (2) 1,289 257

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Zimvie (2) 7,400 140
14,713
Health Care Providers & Services  1.8%
Acadia Healthcare (1)(2) 11,421 283
AdaptHealth (2) 11,800 106
Addus HomeCare (2) 2,305 272
Alignment Healthcare (2) 24,557 428
AMN Healthcare Services (2) 6,493 126
Ardent Health (2) 7,314 97
Astrana Health (2) 6,933 197
Aveanna Healthcare Holdings (2) 20,883 185
BrightSpring Health Services (2) 16,843 498
Brookdale Senior Living (2) 32,407 274
Castle Biosciences (2) 7,500 171
Chemed  1,818 814
Concentra Group Holdings Parent  23,712 496
CorVel (2) 4,794 371
Cross Country Healthcare (2) 10,600 150
Encompass Health  14,859 1,887
Enhabit (2) 11,500 92
Ensign Group  8,116 1,402
Guardant Health (2) 18,559 1,160
HealthEquity (2) 10,843 1,028
Hims & Hers Health (1)(2) 27,077 1,536
LifeStance Health Group (2) 11,800 65
National HealthCare  1,905 231
National Research  8,572 110
NeoGenomics (2) 18,155 140
Option Care Health (2) 24,871 690
Oscar Health, Class A (1)(2) 31,102 589
Owens & Minor (2) 12,100 58
Pediatrix Medical Group (2) 11,408 191
Pennant Group (2) 7,994 202
Premier, Class A (1) 13,480 375
Privia Health Group (2) 12,700 316
Progyny (2) 11,600 250
RadNet (2) 9,938 757
Select Medical Holdings  22,405 288
Surgery Partners (2) 10,700 231
Tenet Healthcare (2) 13,824 2,807
18,873
Health Care Technology  0.9%
CareCloud (2) 23,700 76

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Certara (2) 13,900 170
Doximity, Class A (2) 16,402 1,200
Evolent Health, Class A (2) 17,374 147
Health Catalyst (2) 16,500 47
HealthStream  9,300 263
HeartFlow (2) 3,906 131
Phreesia (2) 10,300 242
Schrodinger (2) 8,800 176
Teladoc Health (2) 19,262 149
Veeva Systems, Class A (2) 20,435 6,088
Waystar Holding (2) 13,056 495
9,184
Life Sciences Tools & Services  0.9%
10X Genomics, Class A (2) 18,852 220
Avantor (2) 85,207 1,063
Azenta (2) 6,322 182
BioLife Solutions (2) 5,100 130
Bio-Rad Laboratories, Class A (2) 2,995 840
Bruker  11,712 380
Fortrea Holdings (2) 10,900 92
Ginkgo Bioworks Holdings (2) 10,840 158
Illumina (2) 20,353 1,933
Medpace Holdings (2) 3,404 1,750
Mesa Laboratories (1) 1,400 94
Omniab, Earn Out Shares $12.50 (2) 525 —
Omniab, Earn Out Shares $15.00 (2) 525 —
Personalis (1)(2) 19,600 128
Quanterix (2) 15,000 81
Repligen (2) 9,021 1,206
Sotera Health (2) 12,200 192
Tempus AI (2) 13,316 1,075
9,524
Pharmaceuticals  1.3%
Alto Neuroscience (1)(2) 19,146 77
Amphastar Pharmaceuticals (2) 5,290 141
Amylyx Pharmaceuticals (2) 25,000 340
Arvinas (2) 17,020 145
Atea Pharmaceuticals (2) 56,800 165
Axsome Therapeutics (2) 6,935 842
Collegium Pharmaceutical (2) 7,188 252
Corcept Therapeutics (2) 12,743 1,059
Crinetics Pharmaceuticals (2) 16,648 693
Elanco Animal Health (2) 69,573 1,401

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Evolus (2) 15,500 95
EyePoint Pharmaceuticals (2) 16,926 241
Harmony Biosciences Holdings (2) 5,000 138
Harrow (1)(2) 7,100 342
Innoviva (2) 12,411 226
Jazz Pharmaceuticals (2) 7,500 988
LENZ Therapeutics (1)(2) 6,035 281
Ligand Pharmaceuticals (2) 2,686 476
MBX Biosciences (2) 7,119 125
Nuvation Bio (1)(2) 69,100 256
Ocular Therapeutix (2) 24,080 281
Organon  28,683 306
Pacira BioSciences (2) 10,400 268
Perrigo  22,631 504
Phibro Animal Health, Class A  6,282 254
Prestige Consumer Healthcare (2) 8,539 533
Rapport Therapeutics (2) 9,064 269
Royalty Pharma, Class A  44,868 1,583
Scilex Holding (2) 7,202 142
Supernus Pharmaceuticals (2) 7,900 378
Tarsus Pharmaceuticals (2) 6,459 384
Terns Pharmaceuticals (2) 24,200 182
WaVe Life Sciences (2) 31,771 233
Xeris Biopharma Holdings (2) 37,753 307
13,907
Total Health Care 126,900
INDUSTRIALS & BUSINESS SERVICES  18.8%
Aerospace & Defense  2.7%
AAR (2) 3,155 283
AeroVironment (2) 4,235 1,333
Archer Aviation, Class A (1)(2) 66,100 633
ATI (2) 18,315 1,490
BWX Technologies  12,990 2,395
Cadre Holdings  5,305 194
Carpenter Technology  6,973 1,712
Curtiss-Wright  5,265 2,859
Firefly Aerospace (2) 4,888 143
HEICO  4,695 1,516
HEICO, Class A  10,093 2,564
Hexcel  14,427 905
Karman Holdings (2) 11,868 857
Kratos Defense & Security Solutions (2) 23,494 2,147
Leonardo DRS  11,280 512

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Loar Holdings (2) 3,326 266
Mercury Systems (2) 7,900 611
Moog, Class A  3,456 718
National Presto Industries  2,413 271
Park Aerospace  9,407 191
Rocket Lab (2) 54,606 2,616
Spirit AeroSystems Holdings, Class A (2) 17,994 695
StandardAero (2) 22,360 610
V2X (2) 2,879 167
VSE  3,069 510
Woodward  8,477 2,142
28,340
Air Freight & Logistics  0.1%
Forward Air (2) 6,300 161
GXO Logistics (2) 14,673 776
Hub Group, Class A  10,561 364
1,301
Building Products  1.4%
AAON (1) 9,101 850
Advanced Drainage Systems  9,486 1,316
Alpha Pro Tech (2) 16,000 76
Apogee Enterprises  4,452 194
Armstrong World Industries  6,465 1,267
AZZ  4,920 537
Carlisle  5,803 1,909
CSW Industrials  2,392 581
Fortune Brands Innovations  14,749 787
Gibraltar Industries (2) 2,833 178
Griffon  5,789 441
Hayward Holdings (2) 15,800 239
JELD-WEN Holding (2) 36,900 181
Masterbrand (2) 17,900 236
Owens Corning  12,284 1,738
Resideo Technologies (2) 22,561 974
Simpson Manufacturing  5,581 935
Trex (2) 18,143 937
UFP Industries  8,613 805
Zurn Elkay Water Solutions  16,859 793
14,974
Commercial Services & Supplies  1.3%
ABM Industries  5,678 262
ACCO Brands  30,789 123

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
ACV Auctions, Class A (2) 21,265 211
Brady, Class A  7,576 591
Brink's  6,425 751
Casella Waste Systems, Class A (2) 9,170 870
Cimpress (2) 3,493 220
Clean Harbors (2) 6,776 1,574
CoreCivic (2) 19,896 405
Ennis  17,921 328
Enviri (2) 19,160 243
GEO Group (2) 20,746 425
HNI  7,379 346
Interface  14,400 417
MillerKnoll  9,500 169
Montrose Environmental Group (2) 6,900 189
MSA Safety  6,058 1,042
OPENLANE (2) 18,228 525
Pitney Bowes  27,032 308
Quad/Graphics  25,000 156
RB Global  23,326 2,528
Tetra Tech  32,998 1,101
UniFirst  1,501 251
Vestis  16,450 74
13,109
Construction & Engineering  2.1%
AECOM  17,995 2,348
Ameresco, Class A (2) 6,400 215
API Group (2) 59,280 2,037
Arcosa  5,694 534
Argan  2,149 580
Comfort Systems USA  5,122 4,227
Construction Partners, Class A (2) 7,124 905
Dycom Industries (2) 4,109 1,199
Everus Construction Group (2) 7,373 632
Fluor (2) 21,025 884
Granite Construction  5,876 644
IES Holdings (1)(2) 599 238
MasTec (2) 8,918 1,898
Matrix Service (2) 9,998 131
MYR Group (2) 2,400 499
Primoris Services  8,968 1,232
Sterling Infrastructure (2) 4,570 1,552
Valmont Industries  3,012 1,168

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
WillScot Holdings  28,637 605
21,528
Electrical Equipment  2.1%
Acuity  4,211 1,450
American Superconductor (2) 7,241 430
Array Technologies (1)(2) 32,800 267
Atkore  6,192 389
Bloom Energy, Class A (2) 28,349 2,398
EnerSys  4,783 540
Enovix (1)(2) 24,500 244
Fluence Energy (1)(2) 12,200 132
FuelCell Energy (2) 16,322 127
GrafTech International (2) 9,230 118
LSI Industries  9,143 216
NEXTracker, Class A (2) 19,798 1,465
NuScale Power (2) 16,705 601
nVent Electric  19,720 1,945
Powell Industries  1,330 405
Regal Rexnord  8,241 1,182
Sensata Technologies Holding  26,895 822
Shoals Technologies Group, Class A (2) 29,784 221
Stem (2) 8,335 146
Sunrun (2) 32,995 571
Thermon Group Holdings (2) 6,600 176
Vertiv Holdings, Class A  52,861 7,975
Vicor (2) 4,000 199
22,019
Ground Transportation  0.9%
ArcBest  3,494 244
Avis Budget Group (1)(2) 2,551 410
Covenant Logistics Group  8,024 174
Heartland Express  17,323 145
Knight-Swift Transportation Holdings  21,050 832
Landstar System  5,182 635
Lyft, Class A (2) 46,800 1,030
Marten Transport  10,800 115
RXO (2) 18,643 287
Ryder System  5,058 954
Saia (2) 4,213 1,261
U-Haul Holding, Non-Voting  12,554 639
Werner Enterprises  7,353 193

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
XPO (2) 15,445 1,997
8,916
Machinery  3.4%
AGCO  9,943 1,065
Alamo Group  1,974 377
Albany International, Class A  2,593 138
Allison Transmission Holdings  10,330 877
Astec Industries  4,900 236
Atmus Filtration Technologies  15,429 696
Blue Bird (2) 4,695 270
Chart Industries (2) 5,621 1,125
CNH Industrial  101,553 1,102
Crane  6,817 1,255
Donaldson  13,854 1,134
Douglas Dynamics  8,300 259
Enerpac Tool Group  7,377 302
Enpro  2,744 620
Esab  9,110 1,018
ESCO Technologies  3,070 648
Federal Signal  8,968 1,067
Flowserve  13,928 740
Franklin Electric  3,428 326
Gates Industrial (2) 20,830 517
Graco  21,246 1,805
Greenbrier  6,800 314
Helios Technologies  6,000 313
Hillenbrand  9,461 256
Hillman Solutions (2) 17,151 157
Hurco (2) 8,500 148
Hyster-Yale  3,300 122
ITT  10,043 1,795
JBT Marel  7,721 1,084
Kadant  2,032 605
Kennametal  7,000 146
Lincoln Electric Holdings  7,800 1,839
Middleby (2) 8,778 1,167
Mueller Industries  14,745 1,491
Mueller Water Products, Class A  22,056 563
Oshkosh  7,029 912
Park-Ohio Holdings  6,209 132
Proto Labs (2) 6,299 315
RBC Bearings (2) 4,838 1,888
REV Group  7,131 404

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SPX Technologies (2) 6,890 1,287
Standex International  857 182
Symbotic (1)(2) 6,300 340
Tennant  3,100 251
Terex  9,562 490
Timken  9,539 717
Titan International (2) 14,250 108
Toro  14,772 1,126
Trinity Industries  7,658 215
Wabash National (1) 14,400 142
Watts Water Technologies, Class A  3,930 1,098
Worthington Enterprises  4,479 249
35,433
Marine Transportation  0.1%
Kirby (2) 7,439 621
Matson  3,850 379
1,000
Passenger Airlines  0.4%
Alaska Air Group (2) 15,412 767
Allegiant Travel (2) 3,000 182
American Airlines Group (2) 76,629 861
Frontier Group Holdings (1)(2) 14,400 64
JetBlue Airways (1)(2) 41,400 204
Joby Aviation (1)(2) 69,900 1,128
SkyWest (2) 6,107 614
Sun Country Airlines Holdings (2) 10,300 122
3,942
Professional Services  2.2%
Alight, Class A  47,800 156
Amentum Holdings (2) 17,034 408
Asure Software (2) 17,841 146
Booz Allen Hamilton Holding  18,407 1,840
CACI International, Class A (2) 2,968 1,480
CBIZ (1)(2) 8,346 442
Clarivate (2) 69,130 265
Concentrix  6,177 285
Conduent (2) 55,440 155
CRA International  1,631 340
CSG Systems International  3,520 227
ExlService Holdings (2) 25,031 1,102
Exponent  4,616 321
First Advantage (2) 14,392 221

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
FTI Consulting (2) 4,803 776
Genpact  18,704 783
Huron Consulting Group (2) 3,154 463
ICF International  2,301 214
Innodata (2) 4,500 347
Insperity  4,882 240
KBR  16,675 789
Kforce  5,628 169
Korn Ferry  7,413 519
Legalzoom.com (2) 14,700 153
ManpowerGroup  7,115 270
Mastech Digital (2) 14,882 113
Maximus  6,004 549
Parsons (2) 5,465 453
Paylocity Holding (2) 6,351 1,011
Robert Half  11,036 375
Science Applications International  5,578 554
SS&C Technologies Holdings  31,432 2,790
TaskUS, Class A (1)(2) 5,600 100
TransUnion  25,657 2,150
TriNet Group  4,192 280
TrueBlue (2) 18,040 111
TTEC Holdings (1)(2) 20,690 69
UL Solutions, Class A (1) 8,469 600
Upwork (2) 22,825 424
Verra Mobility (2) 33,203 820
Willdan Group (2) 2,490 241
22,751
Trading Companies & Distributors  2.1%
Air Lease  10,921 695
Applied Industrial Technologies  5,426 1,416
BlueLinx Holdings (2) 2,100 154
Boise Cascade  4,784 370
Core & Main, Class A (2) 27,013 1,454
Distribution Solutions Group (2) 2,608 78
DNOW (2) 14,500 221
Ferguson Enterprises  26,835 6,027
FTAI Aviation  14,374 2,398
GATX  3,825 669
Herc Holdings  4,424 516
McGrath RentCorp  4,285 503
MRC Global (2) 20,600 297
MSC Industrial Direct, Class A  4,929 454

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
NPK International (2) 16,076 182
QXO (1)(2) 65,490 1,248
Rush Enterprises, Class A  7,516 402
SiteOne Landscape Supply (2) 7,626 982
Titan Machinery (2) 9,700 162
Watsco  4,451 1,800
WESCO International  5,838 1,235
Willis Lease Finance  1,130 155
Xometry, Class A (2) 8,300 452
21,870
Total Industrials & Business Services 195,183
INFORMATION TECHNOLOGY  18.6%
Communications Equipment  0.8%
Calix (2) 9,183 564
Ciena (2) 21,359 3,111
Clearfield (2) 3,765 129
CommScope Holding (2) 34,700 537
Digi International (2) 5,148 188
Extreme Networks (2) 15,246 315
Harmonic (2) 16,900 172
KVH Industries (2) 37,763 211
Lumentum Holdings (2) 9,146 1,488
NETGEAR (2) 8,404 272
NetScout Systems (2) 10,900 282
Ribbon Communications (2) 12,405 47
Ubiquiti  752 497
Viasat (2) 10,413 305
Viavi Solutions (2) 32,200 409
8,527
Electronic Equipment, Instruments & Components  2.4%
Advanced Energy Industries  5,729 975
Arlo Technologies (2) 21,152 359
Arrow Electronics (2) 6,434 779
Avnet  11,109 581
Badger Meter  4,300 768
Bel Fuse, Class B  2,116 298
Belden  7,744 931
Benchmark Electronics  6,799 262
Cognex  27,502 1,246
Coherent (2) 20,713 2,231
Crane NXT (1) 5,135 344
CTS  7,145 285

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
ePlus  3,279 233
Fabrinet (2) 5,173 1,886
Flex (2) 51,770 3,001
Insight Enterprises (2) 3,108 352
IPG Photonics (2) 4,400 348
Itron (2) 5,447 679
Kimball Electronics (2) 10,770 322
Knowles (2) 12,529 292
Lightwave Logic (1)(2) 93,000 345
Littelfuse  2,838 735
Methode Electronics  16,250 123
Mirion Technologies (2) 26,500 616
Novanta (2) 5,628 564
OSI Systems (2) 1,938 483
PC Connection  1,605 100
Plexus (2) 4,246 614
Ralliant  17,274 755
Rogers (2) 2,650 213
Sanmina (2) 6,218 716
ScanSource (2) 3,499 154
TD SYNNEX  10,289 1,685
TTM Technologies (2) 13,480 776
Vishay Intertechnology  10,620 163
Vishay Precision Group (2) 10,222 328
Vontier  22,288 935
25,477
IT Services  3.2%
Applied Digital (1)(2) 31,143 714
ASGN (2) 8,569 406
Cloudflare, Class A (2) 41,226 8,847
Commerce.com, Series 1 (2) 30,785 154
CoreWeave, Class A (2) 27,487 3,762
DigitalOcean Holdings (2) 8,154 278
DXC Technology (2) 25,163 343
Fastly, Class A (2) 22,200 190
Grid Dynamics Holdings (2) 15,100 116
Hackett Group  12,673 241
Kyndryl Holdings (2) 30,190 907
MongoDB (2) 11,092 3,443
Okta (2) 23,765 2,179
Snowflake (2) 45,282 10,213
Twilio, Class A (2) 20,417 2,043

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Unisys (2) 23,252 91
33,927
Semiconductors & Semiconductor Equipment  3.6%
ACM Research, Class A (2) 6,642 260
Aehr Test Systems (2) 8,400 253
Allegro MicroSystems (2) 17,135 500
Alpha & Omega Semiconductor (2) 5,600 157
Ambarella (2) 4,700 388
Amkor Technology  12,474 354
Astera Labs (2) 16,473 3,225
Atomera (1)(2) 12,600 56
Axcelis Technologies (2) 4,702 459
Cirrus Logic (2) 7,114 891
Cohu (2) 10,300 209
Credo Technology Group Holding (2) 20,858 3,037
Diodes (2) 4,571 243
Enphase Energy (2) 14,815 524
Entegris  23,207 2,146
FormFactor (2) 10,803 394
Impinj (2) 4,144 749
Kulicke & Soffa Industries  8,865 360
Lattice Semiconductor (2) 22,250 1,631
MACOM Technology Solutions Holdings (2) 9,443 1,176
Marvell Technology  119,526 10,049
MaxLinear (2) 11,870 191
MKS  11,069 1,370
NVE (1) 2,271 148
Onto Innovation (2) 6,475 837
Penguin Solutions (2) 9,470 249
Photronics (2) 8,688 199
Pixelworks (1)(2) 5,191 57
Power Integrations  5,500 221
Qorvo (2) 10,391 946
Rambus (2) 18,154 1,892
Rigetti Computing (1)(2) 43,375 1,292
Semtech (2) 12,278 877
Silicon Laboratories (2) 3,528 463
SiTime (2) 2,803 845
Synaptics (2) 6,082 416
Ultra Clean Holdings (2) 3,695 101
Universal Display  5,321 764
Veeco Instruments (2) 3,060 93
38,022

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Software  7.8%
A10 Networks  23,172 421
ACI Worldwide (2) 16,223 856
Adeia  22,764 382
Agilysys (2) 3,981 419
Alarm.com Holdings (2) 7,821 415
Alkami Technology (1)(2) 9,943 247
Appfolio, Class A (2) 3,793 1,046
Appian, Class A (2) 5,401 165
Asana, Class A (1)(2) 13,541 181
Atlassian, Class A (2) 21,766 3,476
Aurora Innovation (2) 128,424 692
Bentley Systems, Class B (1) 16,243 836
BILL Holdings (2) 16,183 857
BitMine Immersion Technologies (2) 23,215 1,206
Blackbaud (2) 6,575 423
BlackLine (2) 6,082 323
Box, Class A (2) 22,260 718
Braze, Class A (2) 13,166 374
C3.ai, Class A (1)(2) 15,300 265
CCC Intelligent Solutions Holdings (2) 79,769 727
Cerence (2) 14,288 178
Cipher Mining (1)(2) 20,786 262
Circle Internet Group (2) 5,561 737
Cleanspark (1)(2) 37,805 548
Clearwater Analytics Holdings, Class A (2) 43,905 791
Commvault Systems (2) 6,659 1,257
Confluent, Class A (2) 37,196 736
Consensus Cloud Solutions (2) 7,067 208
Core Scientific (2) 47,323 849
Digimarc (1)(2) 9,200 90
Docusign (2) 28,094 2,025
Dolby Laboratories, Class A  7,313 529
Domo, Class B (2) 15,600 247
Dropbox, Class A (2) 19,225 581
D-Wave Quantum (1)(2) 36,220 895
Dynatrace (2) 41,067 1,990
Elastic (2) 11,260 951
Five9 (2) 9,410 228
Freshworks, Class A (2) 22,858 269
Gitlab, Class A (2) 20,648 931
Guidewire Software (2) 10,435 2,399
HubSpot (2) 7,503 3,510

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Hut 8 (2) 13,697 477
Informatica, Class A (2) 7,837 195
Intapp (2) 9,817 402
Intellicheck (2) 19,500 101
InterDigital  4,341 1,499
Jamf Holding (2) 10,900 117
Klaviyo, Class A (2) 13,977 387
Life360 (1)(2) 8,290 881
LiveRamp Holdings (2) 2,190 59
Manhattan Associates (2) 8,409 1,724
MARA Holdings (1)(2) 39,422 720
Mitek Systems (2) 18,497 181
N-able (2) 20,350 159
nCino (1)(2) 17,601 477
NCR Voyix (1)(2) 17,467 219
Nutanix, Class A (2) 37,694 2,804
ON24 (2) 35,298 202
OneSpan  12,900 205
PagerDuty (2) 15,541 257
PAR Technology (1)(2) 4,530 179
Pegasystems  11,000 633
Procore Technologies (2) 16,911 1,233
Progress Software  7,268 319
PROS Holdings (2) 9,200 211
Q2 Holdings (2) 9,764 707
Qualys (2) 4,119 545
Rapid7 (2) 6,843 128
RingCentral, Class A (2) 9,151 259
Riot Platforms (2) 45,800 872
Rubrik, Class A (2) 17,019 1,400
SailPoint (2) 13,031 288
Samsara, Class A (2) 44,081 1,642
SentinelOne, Class A (2) 40,108 706
ServiceTitan, Class A (2) 8,249 832
SoundHound AI, Class A (1)(2) 52,108 838
Sprinklr, Class A (2) 14,300 110
Sprout Social, Class A (2) 9,400 121
SPS Commerce (2) 3,281 342
Strategy (2) 35,313 11,378
Telos (2) 35,700 244
Tenable Holdings (2) 12,389 361
Teradata (2) 11,751 253
Terawulf (1)(2) 51,316 586

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
UiPath, Class A (2) 50,411 675
Unity Software (2) 40,640 1,627
Varonis Systems (2) 15,151 871
Verint Systems (2) 13,351 270
Veritone (2) 28,200 136
Vertex, Class A (2) 8,730 216
Workiva (2) 7,519 647
Xperi (2) 16,485 107
Yext (2) 20,000 170
Zeta Global Holdings, Class A (2) 30,333 603
Zoom Communications (2) 32,771 2,704
Zscaler (2) 13,883 4,160
81,679
Technology Hardware, Storage & Peripherals  0.8%
Eastman Kodak (1)(2) 19,000 122
Immersion  20,635 151
IonQ (1)(2) 39,719 2,443
Pure Storage, Class A (2) 41,545 3,482
Sandisk (2) 21,610 2,425
Turtle Beach (2) 10,100 161
Xerox Holdings (1) 13,400 50
8,834
Total Information Technology 196,466
MATERIALS  4.8%
Chemicals  1.3%
American Vanguard (2) 21,166 121
Ashland  6,077 291
Aspen Aerogels (2) 16,921 118
Avient  13,478 444
Axalta Coating Systems (2) 28,663 820
Balchem  5,282 793
Cabot  7,820 595
Celanese  14,842 625
Chemours  19,919 315
Ecovyst (2) 26,100 229
Element Solutions  28,044 706
FMC  13,713 461
Hawkins  2,613 477
HB Fuller  8,670 514
Huntsman  30,685 276
Ingevity (2) 6,600 364
Innospec  4,684 361

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Minerals Technologies  3,010 187
NewMarket  780 646
Olin  17,067 426
Perimeter Solutions (2) 8,923 200
PureCycle Technologies (1)(2) 23,200 305
Quaker Chemical  2,496 329
RPM International  19,986 2,356
Scotts Miracle-Gro  7,759 442
Sensient Technologies  5,080 477
Stepan  3,100 148
Tronox Holdings  17,600 71
Westlake  5,653 436
13,533
Construction Materials  1.5%
Amrize (2) 66,911 3,247
CRH  89,446 10,725
Eagle Materials  4,467 1,041
Knife River (2) 10,009 769
15,782
Containers & Packaging  0.6%
AptarGroup  8,142 1,088
Crown Holdings  13,698 1,323
Graphic Packaging Holding  41,673 816
Greif, Class A  5,190 310
Myers Industries  14,316 242
O-I Glass (2) 27,600 358
Sealed Air  15,575 551
Silgan Holdings  8,209 353
Sonoco Products  10,907 470
TriMas  12,000 464
5,975
Metals & Mining  1.3%
Alcoa  29,106 957
Alpha Metallurgical Resources (2) 1,673 275
Century Aluminum (2) 7,258 213
Cleveland-Cliffs (2) 66,626 813
Coeur Mining (2) 85,336 1,601
Commercial Metals  14,049 805
Compass Minerals International (2) 8,400 161
Elevra Lithium, ADR (2) 4,918 118
Hecla Mining  84,693 1,025
Ivanhoe Electric (2) 26,964 338

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Kaiser Aluminum  1,236 95
Materion  2,600 314
Metallus (2) 10,000 165
MP Materials (2) 19,721 1,323
Olympic Steel  3,610 110
Reliance  7,638 2,145
Royal Gold  8,944 1,794
Ryerson Holding  5,500 126
Warrior Met Coal  10,636 677
Worthington Steel  4,479 136
13,191
Paper & Forest Products  0.1%
Clearwater Paper (2) 3,088 64
Louisiana-Pacific  9,995 888
Sylvamo  4,392 194
1,146
Total Materials 49,627
REAL ESTATE  5.3%
Diversified Real Estate Investment Trusts  0.3%
Armada Hoffler Properties, REIT  25,957 182
Broadstone Net Lease, REIT  26,499 474
Essential Properties Realty Trust, REIT  19,229 572
Gladstone Commercial, REIT  14,382 177
Global Net Lease, REIT  29,521 240
WP Carey, REIT  27,365 1,849
3,494
Health Care Real Estate Investment Trusts  0.6%
American Healthcare REIT, REIT  23,356 981
CareTrust REIT, REIT  21,517 746
Community Healthcare Trust, REIT  12,200 187
Diversified Healthcare Trust, REIT  39,089 172
Global Medical REIT, REIT (1) 6,779 229
Healthcare Realty Trust, REIT  53,628 967
LTC Properties, REIT  2,950 109
Medical Properties Trust, REIT (1) 89,399 453
National Health Investors, REIT  5,798 461
Omega Healthcare Investors, REIT  32,434 1,369
Sabra Health Care REIT, REIT  25,732 480
Universal Health Realty Income Trust, REIT  6,850 268
6,422

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Hotel & Resort Real Estate Investment Trusts  0.3%
Apple Hospitality REIT, REIT  43,846 527
DiamondRock Hospitality, REIT  30,600 244
Park Hotels & Resorts, REIT (1) 17,448 193
Pebblebrook Hotel Trust, REIT (1) 23,553 268
RLJ Lodging Trust, REIT (1) 26,720 192
Ryman Hospitality Properties, REIT  6,715 602
Service Properties Trust, REIT  47,800 129
Summit Hotel Properties, REIT  30,400 167
Sunstone Hotel Investors, REIT  16,394 154
Xenia Hotels & Resorts, REIT  17,149 235
2,711
Industrial Real Estate Investment Trusts  0.6%
Americold Realty Trust, REIT  44,287 542
EastGroup Properties, REIT  7,839 1,327
First Industrial Realty Trust, REIT  13,896 715
Innovative Industrial Properties, REIT  4,983 267
Lineage, REIT (1) 9,458 366
LXP Industrial Trust, REIT  37,861 339
Rexford Industrial Realty, REIT  34,744 1,428
STAG Industrial, REIT  19,477 687
Terreno Realty, REIT  16,467 935
6,606
Office Real Estate Investment Trusts  0.5%
Brandywine Realty Trust, REIT  41,643 174
COPT Defense Properties, REIT  7,705 224
Cousins Properties, REIT  15,069 436
Douglas Emmett, REIT  24,962 389
Easterly Government Properties, REIT  5,994 137
Empire State Realty Trust, Class A, REIT  34,974 268
Highwoods Properties, REIT  7,240 230
JBG SMITH Properties, REIT (1) 16,315 363
Kilroy Realty, REIT (1) 17,700 748
NET Lease Office Properties, REIT  4,521 134
Paramount Group, REIT (2) 33,300 218
Piedmont Realty Trust, Class A, REIT  20,700 186
Postal Realty Trust, Class A, REIT  12,486 196
SL Green Realty, REIT  10,988 657
Vornado Realty Trust, REIT  24,555 995
5,355
Real Estate Management & Development  0.8%
Anywhere Real Estate (2) 21,100 223

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Compass, Class A (2) 57,500 462
Cushman & Wakefield (2) 37,912 604
Douglas Elliman (2) 40,938 117
eXp World Holdings (1) 13,900 148
FRP Holdings (2) 8,130 198
Howard Hughes Holdings (2) 2,800 230
Jones Lang LaSalle (2) 6,777 2,021
Kennedy-Wilson Holdings  23,700 197
Newmark Group, Class A  23,404 437
Opendoor Technologies (1)(2) 104,632 834
Seaport Entertainment Group (1)(2) 6,311 145
Seritage Growth Properties, Class A (1)(2) 31,645 135
St. Joe  4,458 221
Tejon Ranch (2) 14,850 237
Zillow Group, Class A (2) 5,741 427
Zillow Group, Class C (2) 20,471 1,577
8,213
Residential Real Estate Investment Trusts  0.7%
American Homes 4 Rent, Class A, REIT  47,780 1,589
Apartment Investment & Management, Class A, REIT  41,458 329
Bluerock Homes Trust, REIT (1) 6,174 74
Centerspace, REIT  3,200 188
Equity LifeStyle Properties, REIT  27,639 1,678
Independence Realty Trust, REIT  20,465 335
Sun Communities, REIT  18,432 2,378
UMH Properties, REIT  15,372 228
Veris Residential, REIT  11,270 171
6,970
Retail Real Estate Investment Trusts  0.7%
Acadia Realty Trust, REIT  26,804 540
Agree Realty, REIT  11,608 825
Alexander's, REIT  915 215
Brixmor Property Group, REIT  48,667 1,347
Curbline Properties, REIT  16,888 377
Getty Realty, REIT  11,622 312
InvenTrust Properties, REIT  2,744 79
Kite Realty Group Trust, REIT  26,325 587
Macerich, REIT  28,354 516
NNN REIT, REIT  23,243 989
Phillips Edison, REIT  12,370 425
Saul Centers, REIT  6,819 217
SITE Centers, REIT  20,144 181
Tanger, REIT  14,049 475

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Urban Edge Properties, REIT  9,367 192
7,277
Specialized Real Estate Investment Trusts  0.8%
CubeSmart, REIT  36,436 1,482
EPR Properties, REIT  6,521 378
Four Corners Property Trust, REIT  6,401 156
Gaming & Leisure Properties, REIT  37,490 1,747
Gladstone Land, REIT (1) 14,001 128
Global Self Storage, REIT  19,971 101
Lamar Advertising, Class A, REIT  14,243 1,744
Millrose Properties, REIT  11,490 386
National Storage Affiliates Trust, REIT  8,516 257
Outfront Media, REIT  15,632 286
PotlatchDeltic, REIT  8,080 329
Rayonier, REIT  25,288 671
Safehold, REIT  6,308 98
Smartstop Self Storage REIT, REIT  6,844 258
8,021
Total Real Estate 55,069
UTILITIES  2.1%
Electric Utilities  0.7%
ALLETE  4,255 283
Genie Energy, Class B  12,286 184
Hawaiian Electric Industries (2) 23,731 262
IDACORP  5,405 714
MGE Energy  3,909 329
OGE Energy  32,555 1,506
Oklo (1)(2) 15,603 1,742
Otter Tail  6,824 559
Portland General Electric  18,125 798
TXNM Energy  9,982 564
6,941
Gas Utilities  0.6%
Chesapeake Utilities  4,288 578
MDU Resources Group  26,694 475
National Fuel Gas  12,139 1,121
New Jersey Resources  13,704 660
Northwest Natural Holding  10,145 456
ONE Gas  7,678 621
RGC Resources  8,179 184
Southwest Gas Holdings  8,070 632
Spire  4,974 406

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
UGI  24,992 831
5,964
Independent Power & Renewable Electricity
Producers  0.3%
Clearway Energy, Class C  7,693 217
Ormat Technologies  7,590 731
Sunnova Energy International (2) 101,700 —
Talen Energy (2) 6,351 2,702
3,650
Multi-Utilities  0.2%
Avista  10,850 410
Black Hills  8,110 500
Northwestern Energy Group  8,468 496
Unitil  5,708 273
1,679
Water Utilities  0.3%
American States Water  6,799 499
California Water Service Group  9,614 441
Essential Utilities  31,916 1,273
H2O America  4,960 242
Middlesex Water  6,354 344
2,799
Total Utilities 21,033
Total Common Stocks (Cost $582,439) 1,042,237
SHORT-TERM INVESTMENTS  0.5%
Money Market Funds  0.5%
T. Rowe Price Government Reserve Fund, 4.16% (4)(5) 5,401,296 5,401
Total Short-Term Investments (Cost $5,401) 5,401

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  4.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 4.3%
Money Market Funds 4.3%
T. Rowe Price Government Reserve Fund, 4.16% (4)(5) 44,645,961 44,646
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 44,646
Total Securities Lending Collateral (Cost $44,646) 44,646
Total Investments in Securities  104.2%
(Cost $632,486) $ 1,092,284
Other Assets Less Liabilities (4.2)% (43,827)
Net Assets 100.0% $ 1,048,457
‡ Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at September 30, 2025.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Extended Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 34 Russell 2000 E-Mini Index contracts 12/25 4,174 $ 48
Long, 8 S&P 400 E-Mini MidCap Index contracts 12/25 2,629 (8)
Net payments (receipts) of variation margin to date (29)
Variation margin receivable (payable) on open futures contracts $ 11

T. ROWE PRICE Extended Equity Market Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ 159++
Totals $ —# $ — $ 159+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 36,591  ¤  ¤ $ 50,047
Total $ 50,047^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $159 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $50,047.

T. ROWE PRICE Extended Equity Market Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market
Index Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Extended Equity Market Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also

T. ROWE PRICE Extended Equity Market Index Fund

consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,042,237 $ — $ — $ 1,042,237
Short-Term Investments 5,401 — — 5,401
Securities Lending Collateral 44,646 — — 44,646
Total Securities 1,092,284 — — 1,092,284
Futures Contracts* 48 — — 48
Total $ 1,092,332 $ — $ — $ 1,092,332
Liabilities
Futures Contracts* $ 8 $ — $ — $ 8
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Extended Equity Market Index Fund

tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F124-054Q3 09/25